Earnings per share	6 Months Ended
Sep. 30, 2019
Earnings Per Share [Abstract]
Earnings per share

10. Earnings per share:

A reconciliation of the amounts and the numbers used in the calculation of net income (loss) attributable to NHI shareholders per share (basic and diluted) is as follows:

	Millions of yen except per share data presented in yen
	Six months ended September 30
	2018	2019
Basic—
Net income (loss) attributable to NHI shareholders	¥(6,010)	¥194,407
Weighted average number of shares outstanding	3,394,856,369	3,301,269,085
Net income (loss) attributable to NHI shareholders per share	¥(1.77)	¥58.89

Diluted—
Net income (loss) attributable to NHI shareholders	¥(6,045)	¥194,363
Weighted average number of shares outstanding	3,390,540,890	3,370,803,851
Net income (loss) attributable to NHI shareholders per share	¥(1.78)	¥57.66

	Millions of yen except per share data presented in yen
	Three months ended September 30
	2018	2019
Basic—
Net income (loss) attributable to NHI shareholders	¥(11,233)	¥138,574
Weighted average number of shares outstanding	3,394,584,313	3,290,622,990
Net income (loss) attributable to NHI shareholders per share	¥(3.31)	¥42.11

Diluted—
Net income (loss) attributable to NHI shareholders	¥(11,251)	¥138,548
Weighted average number of shares outstanding	3,389,189,961	3,360,616,509
Net income (loss) attributable to NHI shareholders per share	¥(3.32)	¥41.23

Net income (loss) attributable to NHI shareholders is adjusted to reflect the decline in Nomura’s equity share of earnings of subsidiaries and affiliates for the six and the three months ended September 30, 2018 and 2019, arising from options to purchase common shares issued by subsidiaries and affiliates.

The weighted average number of shares used in the calculation of diluted earnings per share (“EPS”) reflects the decrease in potential issuance of common shares arising from stock-based compensation plans issued by the Company and affiliates, which would have minimal impact on EPS for the six and the three months ended September 30, 2018.

The weighted average number of shares used in the calculation of diluted EPS reflects the increase in potential issuance of common shares arising from stock-based compensation plans issued by the Company and affiliates, which would have minimal impact on EPS for the six and the three months ended September 30, 2019.

Antidilutive stock options and other stock-based compensation plans to purchase 99,204,100 common shares were not included in the computation of diluted EPS for the six and the three months ended September 30, 2018, respectively. Antidilutive stock options to purchase 15,496,600 common shares were not included in the computation of diluted EPS for the six and the three months ended September 30, 2019, respectively.